Transfers of Financial Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 Transaction	Jun. 30, 2011	Jun. 30, 2012 Transaction	Jun. 30, 2011
Transfers of Financial Assets (Textual) [Abstract]
Number of securitization transactions in which company has variable interest	5		5
Principal amount of repurchased or replaced defaulted VOI notes receivable	$ 8	$ 9	$ 15	$ 17
Obligation to receive cash flows from VIE	$ 12	$ 10	$ 25	$ 21